Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Non-current liabilities
Non-current portion of loans and borrowings	$ 21,613	$ 474
Lease liabilities (refer note 4)	20,915
Current liabilities
Current portion of loans and borrowings	3,971	233
Current portion of lease liabilities (refer note 4)	3,638
Secured bank loans [Member]
Non-current liabilities
Non-current portion of loans and borrowings	698	474
Current liabilities
Current portion of loans and borrowings	$ 333	$ 233